Capitalized Software Development Costs (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Capitalized Computer Software, Period Increase (Decrease)			$ 0	$ 242	$ 242	$ 300
Capitalized Computer Software, Amortization	45	39	90	62	150	123
Amortization Expense For Capitalized Software Costs Next Twelve Months					181
Amortization Expense For Capitalized Software Costs Next One Year					169
Amortization Expense For Capitalized Software Costs Next Two Year					43
Research and Development Asset Acquired Other than Through Business Combination, Written-off					$ 2,339